FINANCIAL INSTRUMENTS - Derivatives, Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	$ 153	$ (18)	$ 291
Gain (loss) recognized in earnings attributable to risk being hedged	144	121	(1)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	(1,665)	555	1,507
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	363	(102)	1,072
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	45	74	18
Gain (loss) on fair value hedges ineffectiveness	(2)	(4)	(2)
Gains (losses) excluded from the assessment of hedge effectiveness for fair value hedges
Gains (losses) associated with underlying exposure that did not occur or was not expected to occur for cash flow hedges
Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	(58)	243	618
Foreign exchange contracts | Net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	(1,607)	311	889
Cost of financing | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	1	28	108
Gain (loss) recognized in earnings attributable to risk being hedged	74	58	(1)
Cost of financing | Foreign exchange contracts | Net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	11
Interest expense | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	1	31	94
Gain (loss) recognized in earnings attributable to risk being hedged	69	63	(1)
Interest expense | Interest rate contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	(45)	(24)	0
Interest expense | Foreign exchange contracts | Net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	33	77	13
Other (income) and expense | Interest rate contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives		0	(1)
Other (income) and expense | Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	324	(68)	731
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	1	(3)	5
Other (income) and expense | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	16	(189)	127
Other (income) and expense | Equity contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives		(1)	(9)
Cost of sales | Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	3	(5)	192
Cost of services | Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	70	(8)	0
SG&A expense | Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	11	4	149
SG&A expense | Equity contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	$ 135	$ 112	$ (27)